Recast Segment Information - Schedule of Recast Adjusted EBITDA by Segment (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net revenue	$ 278.2	$ 337.8	$ 185.1	$ 252.9	$ 1,054.0	$ 1,329.7
Taxes and purses	(74.9)	(81.1)	(36.6)	(75.7)	(268.3)	(369.7)
Marketing and advertising	(6.4)	(10.3)	(3.6)	(9.9)	(30.2)	(41.7)
Salaries and benefits	(37.0)	(36.2)	(20.3)	(45.3)	(138.8)	(171.2)
Content expense	(43.7)	(53.8)	(50.0)	(30.9)	(178.4)	(139.4)
Selling, general and administrative expense	(22.5)	(29.2)	(15.3)	(18.3)	(85.3)	(90.2)
Other operating expense	(36.7)	(40.8)	(29.4)	(38.7)	(145.6)	(167.1)
Other income	22.2	35.5	0.2	21.2	79.1	101.0
Adjusted EBITDA	79.2	121.9	30.1	55.3	286.5	451.4
Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA	88.3	131.4	40.5	64.9	325.1	482.8
All Other
Segment Reporting Information [Line Items]
Net revenue	11.0	17.2	6.0	12.2	46.4	81.4
Taxes and purses	(1.7)	(1.0)	(1.6)	(3.2)	(7.5)	(15.4)
Marketing and advertising	0.0	(0.1)	0.0	(0.1)	(0.2)	(1.3)
Salaries and benefits	(4.1)	(5.2)	(3.0)	(5.1)	(17.4)	(23.7)
Content expense	(1.4)	(0.9)	(0.1)	(1.3)	(3.7)	(7.9)
Selling, general and administrative expense	(11.4)	(14.8)	(9.0)	(8.7)	(43.9)	(46.7)
Other operating expense	(1.7)	(4.3)	(2.9)	(3.4)	(12.3)	(18.3)
Other income	0.2	(0.4)	0.2	0.0	0.0	0.5
Adjusted EBITDA	(9.1)	(9.5)	(10.4)	(9.6)	(38.6)	(31.4)
Eliminations
Segment Reporting Information [Line Items]
Net revenue	(7.8)	(11.8)	(10.2)	(5.2)	(35.0)	(30.3)
Taxes and purses	0.0	0.0	0.0	0.0	0.0	0.0
Marketing and advertising	0.0	0.0	0.0	0.2	0.2	0.4
Salaries and benefits	0.0	0.0	0.0	0.0	0.0	0.0
Content expense	7.4	11.2	9.7	4.7	33.0	28.6
Selling, general and administrative expense	0.3	0.5	0.5	0.2	1.5	1.0
Other operating expense	0.1	0.1	0.0	0.1	0.3	0.3
Other income	0.0	0.0	0.0	0.0	0.0	0.0
Adjusted EBITDA	0.0	0.0	0.0	0.0	0.0	0.0
Live and Historical Racing | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	58.3	71.1	30.3	29.1	188.8	292.2
Taxes and purses	(20.2)	(20.4)	(14.0)	(9.5)	(64.1)	(68.7)
Marketing and advertising	(2.0)	(2.7)	(0.3)	(1.2)	(6.2)	(7.1)
Salaries and benefits	(11.2)	(8.8)	(5.3)	(7.2)	(32.5)	(32.8)
Content expense	(0.5)	(0.2)	(0.1)	(0.7)	(1.5)	(2.6)
Selling, general and administrative expense	(3.0)	(2.8)	(1.2)	(1.7)	(8.7)	(8.3)
Other operating expense	(11.1)	(12.1)	(5.8)	(7.8)	(36.8)	(37.3)
Other income	0.1	0.0	0.0	0.0	0.1	0.2
Adjusted EBITDA	10.4	24.1	3.6	1.0	39.1	135.6
TwinSpires | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	97.3	127.6	121.7	69.4	416.0	296.7
Taxes and purses	(5.9)	(8.2)	(6.7)	(4.3)	(25.1)	(16.2)
Marketing and advertising	(3.2)	(6.9)	(2.9)	(3.5)	(16.5)	(12.3)
Salaries and benefits	(3.4)	(3.1)	(3.0)	(3.5)	(13.0)	(11.4)
Content expense	(48.3)	(62.7)	(59.1)	(32.6)	(202.7)	(152.2)
Selling, general and administrative expense	(1.8)	(3.9)	(1.7)	(1.4)	(8.8)	(7.1)
Other operating expense	(9.1)	(10.2)	(9.7)	(8.1)	(37.1)	(28.2)
Other income	0.0	0.0	0.1	0.0	0.1	0.0
Adjusted EBITDA	25.6	32.6	38.7	16.0	112.9	69.3
Gaming | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	119.4	133.7	37.3	147.4	437.8	689.7
Taxes and purses	(47.1)	(51.5)	(14.3)	(58.7)	(171.6)	(269.4)
Marketing and advertising	(1.2)	(0.6)	(0.4)	(5.3)	(7.5)	(21.4)
Salaries and benefits	(18.3)	(19.1)	(9.0)	(29.5)	(75.9)	(103.3)
Content expense	(0.9)	(1.2)	(0.4)	(1.0)	(3.5)	(5.3)
Selling, general and administrative expense	(6.6)	(8.2)	(3.9)	(6.7)	(25.4)	(29.1)
Other operating expense	(14.9)	(14.3)	(11.0)	(19.5)	(59.7)	(83.6)
Other income	21.9	35.9	(0.1)	21.2	78.9	100.3
Adjusted EBITDA	$ 52.3	$ 74.7	$ (1.8)	$ 47.9	$ 173.1	$ 277.9